Unit-based Compensation - Summary of Class C Units Outstanding and Vested (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Sep. 25, 2021	Sep. 26, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award remaining period of recognition			2 years
Officers Employees And Directors [Member] | Redeemable Class C Units [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Share based compensation by share based award options unrecognized compensation	$ 0.3		$ 0.4
Share based compensation by share based award remaining period of recognition	3 years 9 months 18 days		4 years 6 months
Share based compensation by share based award lock in period			6 months	6 months